Note 2 - Allowance For Loan Losses	3 Months Ended
Mar. 31, 2019
Notes
Note 2 - Allowance For Loan Losses

Note 2 – Allowance for Loan Losses

The allowance for loan losses is based on Management's evaluation of the inherent risks and changes in the composition of the Company's loan portfolio. Management’s approach to estimating and evaluating the allowance for loan losses is on a total portfolio level based on historical loss trends, bankruptcy trends, delinquency trends, the level of receivables at the balance sheet date, payment patterns and economic conditions primarily including, but not limited to, unemployment levels and gasoline prices. Historical loss trends are tracked on an on going basis. The trend analysis includes statistical analysis of the correlation between loan date and charge off date, charge off statistics by the total loan portfolio, and charge off statistics by branch, division and state. If trends indicate an adjustment to the allowance for loan losses is warranted, Management will make what it considers to be appropriate adjustments. The level of receivables at the balance sheet date is reviewed and adjustments to the allowance for loan losses are made if Management determines increases or decreases in the level of receivables warrants an adjustment. The Company uses monthly unemployment statistics, and various other monthly or periodic economic statistics, published by departments of the U.S. government and other economic statistics providers to determine the economic component of the allowance for loan losses. Such allowance is, in the opinion of Management, sufficiently adequate for probable losses in the current loan portfolio. As the estimates used in determining the loan loss reserve are influenced by outside factors, such as consumer payment patterns and general economic conditions, there is uncertainty inherent in these estimates. Actual results could vary based on future changes in significant assumptions.

Management does not disaggregate the Company’s loan portfolio by loan class when evaluating loan performance. The total portfolio is evaluated for credit losses based on gradeded contractual delinquency and other economic conditions. The Company classifies delinquent accounts at the end of each month according to the Company’s graded delinquency rules which includes the number of installments past due at that time, based on the then-existing terms of the contract. Accounts are classified in delinquency categories of 30-59 days past due, 60-89 days past due, or 90 or more days past due based on the Company’s graded delinquency policy. When a loan meets the Company’s charge-off policy, the loan is charged off, unless Management directs that it be retained as an active loan. In making this charge off evaluation, Management considers factors such as pending insurance, bankruptcy status and other indicators of collectability. The amount charged off is the unpaid balance less the unearned finance charges and the unearned insurance premiums, if applicable.

Management ceases accruing finance charges on loans that meet the Company’s non-accrual policy based on grade delinquency rules, generally when two payments remain unpaid on precomputed loans or when an interest-bearing loan is 60 days or more past due. Finance charges are then only recognized to the extent there is a loan payment received or when the account qualifies for return to accrual status. Accounts return to accrual status when the graded delinquency on a precomputed loan is less than two payments and on an interest-bearing loan when it is less than 60 days past due. There were no loans 60 days or more past due and still accruing interest at March 31, 2019 or December 31, 2018. The Company’s principal balances on non-accrual loans by loan class as of March 31, 2019 and December 31, 2018 are as follows:

Loan Class	March 31, 2019	December 31, 2018

Consumer Loans	$ 25,580,436	$ 28,218,125
Real Estate Loans	1,185,167	1,189,848
Sales Finance Contracts	1,478,483	1,607,609
Total	$ 28,244,086	$ 31,015,582

An age analysis of principal balances on past due loans, segregated by loan class, as of March 31, 2019 and December 31, 2018 follows:

March 31, 2019	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 17,237,680	$ 9,466,855	$ 20,106,443	$ 46,810,978
Real Estate Loans	979,280	343,214	1,188,247	2,510,741
Sales Finance Contracts	942,058	428,392	1,325,438	2,695,888
Total	$ 19,159,018	$ 10,238,461	$ 22,620,128	$ 52,017,607

December 31, 2018	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 17,186,773	$ 9,540,549	$ 20,260,825	$ 46,988,147
Real Estate Loans	762,705	329,915	1,142,368	2,234,988
Sales Finance Contracts	1,197,338	572,552	1,193,146	2,963,036
Total	$ 19,146,816	$ 10,443,016	$ 22,596,339	$ 52,186,171

In addition to the delinquency rating analysis, the ratio of bankrupt accounts to the total loan portfolio is also used as a credit quality indicator. The ratio of bankrupt accounts outstanding to total principal loan balances outstanding at March 31, 2019 and December 31, 2018 was 2.31% and 2.09%, respectively.

Nearly our entire loan portfolio consists of small homogeneous consumer loans (of the product types set forth in the table below).

March 31, 2019	Principal Balance	% Portfolio	3 Months Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 637,352,022	88.1%	$ 9,574,180	95.3%
Real Estate Loans	32,049,450	4.4	(15,086)	(.1)
Sales Finance Contracts	53,834,945	7.5	483,475	4.8
Total	$ 723,236,417	100.0%	$ 10,042,569	100.0%

March 31, 2018	Principal Balance	% Portfolio	3 Months Net Charge Offs (Recoveries)	% Net Charge Offs

Consumer Loans	$ 532,171,218	89.5%	$ 7,910,902	96.5%
Real Estate Loans	27,298,599	4.5	10,399.1
Sales Finance Contracts	35,451,475	6.0	279,307	3.4
Total	$ 594,921,292	100.0%	$ 8,200,608	100.0%

Sales finance contracts are similar to consumer loans in nature of loan product, terms, customer base to whom these products are marketed, factors contributing to risk of loss and historical payment performance, and together with consumer loans, represented approximately 96% and 95% of principal balances outstanding in Company’s loan portfolio at both March 31, 2019 and 2018, respectively. As a result of these similarities, which have resulted in similar historical performance, consumer loans and sales finance contracts represent substantially all loan losses. Real estate loans and related losses have historically been insignificant, and, as a result, we do not stratify the loan portfolio for purposes of determining and evaluating our loan loss allowance. Due to the composition of the loan portfolio, the Company determines and monitors the allowance for loan losses on a collectively evaluated, single portfolio segment basis. Therefore, a roll forward of the allowance for loan loss activity at the portfolio segment level is the same as at the total portfolio level. We have not acquired any impaired loans with deteriorating quality during any period reported. The following table provides additional information on our allowance for loan losses based on a collective evaluation:

	Three Months Ended
	March 31, 2019	March 31, 2018
Allowance for Credit Losses:
Beginning Balance	$ 43,000,000	$ 42,500,000
Provision for Loan Losses	10,542,569	8,200,608
Charge-offs	(14,199,882)	(12,149,119)
Recoveries	4,157,313	3,948,511
Ending Balance	$ 43,500,000	$ 42,500,000

Ending balance; collectively evaluated for impairment	$ 43,500,000	$ 42,500,000

Finance receivables:
Ending balance	$ 723,236,417	$ 594,921,292
Ending balance; collectively evaluated for impairment	$ 723,236,417	$ 594,921,292

Troubled Debt Restructurings ("TDRs") represent loans on which the original terms have been modified as a result of the following conditions: (i) the restructuring constitutes a concession and (ii) the borrower is experiencing financial difficulties. Loan modifications by the Company involve payment alterations, interest rate concessions and/ or reductions in the amount owed by the borrower. The following table presents a summary of loans that were restructured during the three months ended March 31, 2019.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	4,671	$ 12,743,094	$ 12,277,683
Real Estate Loans	12	260,332	258,509
Sales Finance Contracts	200	675,882	649,115
Total	4,883	$ 13,679,308	$ 13,185,307

The following table presents a summary of loans that were restructured during the three months ended March 31, 2018.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	3,857	$ 8,985,852	$ 8,667,000
Real Estate Loans	11	99,411	99,181
Sales Finance Contracts	133	366,266	350,851
Total	4,001	$ 9,451,529	$ 9,117,002

TDRs that occurred during the twelve months ended March 31, 2019 and subsequently defaulted during the three months ended March 31, 2019 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	1,618	$ 2,772,445
Real Estate Loans	-	-
Sales Finance Contracts	75	176,448
Total	1,693	$ 2,948,893

TDRs that occurred during the twelve months ended March 31, 2018 and subsequently defaulted during the three months ended March 31, 2018 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	1,359	$ 2,068,054
Real Estate Loans	-	-
Sales Finance Contracts	35	74,239
Total	1,394	$ 2,142,293

The level of TDRs, including those which have experienced a subsequent default, is considered in the determination of an appropriate level of allowance of loan losses.